UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

November 30

Date of Fiscal Year End

May 31, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Focused Global Opportunities Fund

Semiannual Report

May 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report May 31, 2021

Eaton Vance

Focused Global Opportunities Fund

Eaton Vance

Focused Global Opportunities Fund

May 31, 2021

Performance1,2

Portfolio Manager Christopher M. Dyer, CFA, of Eaton Vance Advisers International Ltd.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception

Class I at NAV	12/17/2015	12/17/2015	19.00%	40.03%	13.76%	12.32%

MSCI World Index	—	—	16.11%	40.63%	14.22%	13.44%

% Total Annual Operating Expense Ratios[3]						Class I

Gross						2.90%
Net						0.95

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Alphabet, Inc., Class A	5.0%

Microsoft Corp.	5.0

Amazon.com, Inc.	4.1

Coca-Cola Co. (The)	3.1

Walt Disney Co. (The)	3.0

Sanofi	2.9

Visa, Inc., Class A	2.9

adidas AG	2.9

ASML Holding NV	2.8

London Stock Exchange Group PLC	2.7

Total	34.4%

Geographic Allocation (% of net assets)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Focused Global Opportunities Fund

May 31, 2021

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Class I shares are offered at net asset value (NAV). Total Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 3/31/22. Without the reimbursement, if applicable, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Focused Global Opportunities Fund

May 31, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2020 – May 31, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (12/1/20)	Ending Account Value (5/31/21)	Expenses Paid During Period* (12/1/20 – 5/31/21)		Annualized Expense Ratio

Actual
Class I	$1,000.00	$1,190.00	$5.19	**	0.95%

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,020.20	$4.78	**	0.95%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on November 30, 2020.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Focused Global Opportunities Fund

May 31, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 99.7%
Security	Shares	Value

Australia — 2.4%

CSL, Ltd.	811	$181,439

		$181,439

Belgium — 1.3%

KBC Group NV	1,257	$102,517

		$102,517

Denmark — 2.5%

Novo Nordisk A/S, Class B	2,408	$190,051

		$190,051

France — 10.6%

Alstom S.A.(1)	2,554	$143,235

LVMH Moet Hennessy Louis Vuitton SE	202	160,606

Safran S.A.	962	143,542

Sanofi	2,104	223,141

Schneider Electric SE	857	135,232

		$805,756

Germany — 2.9%

adidas AG	599	$217,930

		$217,930

Hong Kong — 2.5%

AIA Group, Ltd.	14,682	$187,666

		$187,666

India — 2.0%

HDFC Bank, Ltd. ADR(1)	2,034	$155,662

		$155,662

Ireland — 1.4%

Kingspan Group PLC	1,157	$108,442

		$108,442

Japan — 3.8%

Keyence Corp.	206	$101,035

ORIX Corp.	10,800	189,923

		$290,958

Security	Shares	Value

Netherlands — 2.8%

ASML Holding NV	315	$210,194

		$210,194

Spain — 2.2%

Amadeus IT Group S.A.(1)	2,225	$167,518

		$167,518

Switzerland — 3.9%

Roche Holding AG PC	382	$132,797

TE Connectivity, Ltd.	1,195	162,138

		$294,935

United Kingdom — 10.5%

DCC PLC	1,593	$135,371

Diageo PLC	4,058	196,034

London Stock Exchange Group PLC	1,905	204,762

RELX PLC	6,298	164,366

Unilever PLC	1,665	99,867

		$800,400

United States — 50.9%

Alphabet, Inc., Class A(1)	162	$381,810

Amazon.com, Inc.(1)	96	309,415

AMETEK, Inc.	899	121,455

Boston Scientific Corp.(1)	4,766	202,793

CDW Corp.	848	140,276

Citigroup, Inc.	2,174	171,115

Coca-Cola Co. (The)	4,324	239,074

Eli Lilly & Co.	944	188,555

Ingersoll Rand, Inc.(1)	2,500	124,100

Intuitive Surgical, Inc.(1)	135	113,694

Lowe’s Cos., Inc.	621	120,989

Microsoft Corp.	1,527	381,261

Mondelez International, Inc., Class A	3,031	192,559

NextEra Energy, Inc.	2,031	148,710

TJX Cos., Inc. (The)	2,283	154,194

Verisk Analytics, Inc.	794	137,227

Visa, Inc., Class A	974	221,390

Walt Disney Co. (The)(1)	1,258	224,742

Wells Fargo & Co.	3,101	144,879

Zoetis, Inc.	892	157,599

		$3,875,837

Total Common Stocks (identified cost $5,183,055)		$7,589,305

5	See Notes to Financial Statements.

Eaton Vance

Focused Global Opportunities Fund

May 31, 2021

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.4%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	28,037	$28,037

Total Short-Term Investments (identified cost $28,037)		$28,037

Total Investments — 100.1% (identified cost $5,211,092)		$7,617,342

Other Assets, Less Liabilities — (0.1)%		$(6,148)

Net Assets — 100.0%		$7,611,194

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2021.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Health Care	18.3%	$1,390,069

Information Technology	18.2	1,383,812

Industrials	15.9	1,212,970

Financials	15.2	1,156,524

Consumer Discretionary	12.6	963,134

Consumer Staples	9.6	727,534

Communication Services	8.0	606,552

Utilities	1.9	148,710

Short-Term Investments	0.4	28,037

Total Investments	100.1%	$7,617,342

Abbreviations:

ADR	–	American Depositary Receipt

PC	–	Participation Certificate

6	See Notes to Financial Statements.

Eaton Vance

Focused Global Opportunities Fund

May 31, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	May 31, 2021

Unaffiliated investments, at value (identified cost, $5,183,055)	$7,589,305

Affiliated investment, at value (identified cost, $28,037)	28,037

Dividends receivable	15,966

Dividends receivable from affiliated investment	4

Tax reclaims receivable	3,940

Receivable from affiliates	14,358

Total assets	$7,651,610

Liabilities

Payable to affiliates:

Investment adviser and administration fee	$4,841

Trustees’ fees	132

Accrued expenses	35,443

Total liabilities	$40,416

Net Assets	$7,611,194

Sources of Net Assets

Paid-in capital	$4,931,679

Distributable earnings	2,679,515

Total	$7,611,194

Class I Shares

Net Assets	$7,611,194

Shares Outstanding	465,855

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$16.34

7	See Notes to Financial Statements.

Eaton Vance

Focused Global Opportunities Fund

May 31, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended May 31, 2021

Dividends (net of foreign taxes, $3,456)	$49,723

Dividends from affiliated investment	44

Total investment income	$49,767

Expenses

Investment adviser and administration fee	$25,964

Trustees’ fees and expenses	407

Custodian fee	13,566

Transfer and dividend disbursing agent fees	383

Legal and accounting services	19,791

Printing and postage	7,126

Registration fees	11,406

Miscellaneous	2,844

Total expenses	$81,487

Deduct —

Allocation of expenses to affiliates	$50,577

Total expense reductions	$50,577

Net expenses	$30,910

Net investment income	$18,857

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$326,727

Foreign currency transactions	955

Net realized gain	$327,682

Change in unrealized appreciation (depreciation) —

Investments	$782,115

Foreign currency	131

Net change in unrealized appreciation (depreciation)	$782,246

Net realized and unrealized gain	$1,109,928

Net increase in net assets from operations	$1,128,785

8	See Notes to Financial Statements.

Eaton Vance

Focused Global Opportunities Fund

May 31, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020

From operations —

Net investment income	$18,857	$28,730

Net realized gain (loss)	327,682	(7,314)

Net change in unrealized appreciation (depreciation)	782,246	590,958

Net increase in net assets from operations	$1,128,785	$612,374

Distributions to shareholders —

Class I	$(21,503)	$(52,944)

Total distributions to shareholders	$(21,503)	$(52,944)

Transactions in shares of beneficial interest —

Proceeds from sale of shares	$1,438,472	$1,062,270

Net asset value of shares issued to shareholders in payment of distributions declared	21,503	52,944

Cost of shares redeemed	(756,798)	(1,059,976)

Net increase in net assets from Fund share transactions	$703,177	$55,238

Net increase in net assets	$1,810,459	$614,668

Net Assets

At beginning of period	$5,800,735	$5,186,067

At end of period	$7,611,194	$5,800,735

9	See Notes to Financial Statements.

Eaton Vance

Focused Global Opportunities Fund

May 31, 2021

Financial Highlights

	Class I

	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30,					Period Ended November 30, 2016(1)
			2020	2019		2018	2017

Net asset value — Beginning of period	$13.780		$12.420	$11.530		$11.830	$9.790	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.044		$0.068	$0.103		$0.142	$0.106	$0.082

Net realized and unrealized gain (loss)	2.567		1.419	1.648		(0.015)	2.016	(0.292)

Total income (loss) from operations	$2.611		$1.487	$1.751		$0.127	$2.122	$(0.210)

Less Distributions

From net investment income	$(0.051)		$(0.127)	$(0.120)		$(0.120)	$(0.082)	$—

From net realized gain	—		—	(0.741)		(0.307)	—	—

Total distributions	$(0.051)		$(0.127)	$(0.861)		$(0.427)	$(0.082)	$—

Net asset value — End of period	$16.340		$13.780	$12.420		$11.530	$11.830	$9.790

Total Return(3)(4)	19.00	%(5)	12.06%	17.28%		1.06%	21.83%	(2.10	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,611		$5,801	$5,186		$4,350	$4,242	$3,459

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.95	%(6)	0.95%	0.96	%(7)	0.95%	0.95%	0.95	%(6)

Net investment income	0.58	%(6)	0.55%	0.92%		1.20%	0.98%	0.89	%(6)

Portfolio Turnover	24	%(5)	54%	46%		82%	74%	78	%(5)

(1)	For the period from the start of business, December 17, 2015, to November 30, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 1.55%, 1.95%, 2.07%, 2.32%, 2.47% and 3.51% of average daily net assets for the six months ended May 31, 2021, the years ended November 30, 2020, 2019, 2018 and 2017 and the period from the start of business, December 17, 2015, to November 30, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	Includes interest expense of 0.01%.

10	See Notes to Financial Statements.

Eaton Vance

Focused Global Opportunities Fund

May 31, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Focused Global Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers Class I shares, which are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of May 31, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized

11

Eaton Vance

Focused Global Opportunities Fund

May 31, 2021

Notes to Financial Statements (Unaudited) — continued

gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to May 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At November 30, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $6,679 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at November 30, 2020, $6,679 are short-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,277,973

Gross unrealized appreciation	$2,339,369

Gross unrealized depreciation	—

Net unrealized appreciation	$2,339,369

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory and administrative agreement (the “New Agreement”) with EVM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory and administrative agreement with EVM in effect prior to March 1, 2021), the fee is computed at an annual rate of 0.800% of the Fund’s average daily net assets up to $500 million, 0.775% from $500 million but less than $1 billion, 0.750% from $1 billion but less than $2.5 billion, 0.730% from $2.5 billion but less than $5 billion and 0.715% on average daily net assets of $5 billion and over, and is payable monthly. For the six months ended May 31, 2021, the Fund’s investment adviser and administration fee amounted to $25,964 or 0.80% (annualized) of the Fund’s average daily net assets.

12

Eaton Vance

Focused Global Opportunities Fund

May 31, 2021

Notes to Financial Statements (Unaudited) — continued

Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, EVM entered into a new sub-advisory agreement with EVAIL, which took effect on March 1, 2021. EVM pays EVAIL a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 0.95% of the Fund’s average daily net assets for Class I. Pursuant to this agreement, EVM and EVAIL were allocated $50,577 in total of the Fund’s operating expenses for six months ended May 31, 2021.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended May 31, 2021, EVM earned $97 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $2,280,414 and $1,548,812, respectively, for the six months ended May 31, 2021.

5  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class I	Six Months Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020

Sales	90,883	91,950

Issued to shareholders electing to receive payments of distributions in Fund shares	1,482	4,162

Redemptions	(47,425)	(92,857)

Net increase	44,940	3,255

At May 31, 2021, EVM owned 86.7% of the outstanding shares of the Fund.

6  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended May 31, 2021.

13

Eaton Vance

Focused Global Opportunities Fund

May 31, 2021

Notes to Financial Statements (Unaudited) — continued

7  Investments in Affiliated Funds

At May 31, 2021, the value of the Fund’s investment in affiliated funds was $28,037, which represents 0.4% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended May 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$81,961	$1,696,590	$(1,750,514)	$—	$—	$28,037	$44	28,037

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Asia/Pacific	$155,662	$660,063		$—	$815,725

Developed Europe	162,138	2,735,605		—	2,897,743

North America	3,875,837	—		—	3,875,837

Total Common Stocks	$4,193,637	$3,395,668	*	$—	$7,589,305

Short-Term Investments	$—	$28,037		$—	$28,037

Total Investments	$4,193,637	$3,423,705		$—	$7,617,342

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

14

Eaton Vance

Focused Global Opportunities Fund

May 31, 2021

Notes to Financial Statements (Unaudited) — continued

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

15

Eaton Vance

Focused Global Opportunities Fund

May 31, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Focused Global Opportunities Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on February 18, 2021 for the following purposes: (1) to approve a new investment advisory and administrative agreement with Eaton Vance Management to serve as the Fund’s investment adviser and administrator (“Proposal 1”); and (2) to approve a new investment sub-advisory agreement with Eaton Vance Advisers International Ltd. to serve as the Fund’s investment sub-adviser (“Proposal 2”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	402,507.853	0	0	0

Proposal 2	402,507.853	0	0	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

16

Eaton Vance

Focused Global Opportunities Fund

May 31, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

Kimberly M. Roessiger

Secretary

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

17

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

18

Eaton Vance Funds

Privacy Notice — continued	April 2021

Page 2

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

19

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

20

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22293    5.31.21

Eaton Vance

International Small-Cap Fund

Semiannual Report

May 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report May 31, 2021

Eaton Vance

International Small-Cap Fund

Eaton Vance

International Small-Cap Fund

May 31, 2021

Performance1,2

Portfolio Manager Aidan M. Farrell, Eaton Vance Global Advisors Limited

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception

Class A at NAV	12/16/2015	12/16/2015	17.39%	38.59%	12.08%	11.59%
Class A with 5.75% Maximum Sales Charge	—	—	10.65	30.65	10.76	10.38
Class I at NAV	12/16/2015	12/16/2015	17.44	38.90	12.35	11.86

MSCI World ex USA Small Cap Index	—	—	19.24%	47.13%	11.22%	11.41%

% Total Annual Operating Expense Ratios[3]					Class A	Class I

Gross					1.58%	1.33%
Net					1.42	1.17

Fund Profile

Common Stock Sector Allocation (% of net assets)

Geographic Allocation (% of net assets)

Top 10 Holdings (% of net assets)4

IMCD NV	1.7%

Howden Joinery Group PLC	1.5

Games Workshop Group PLC	1.5

Diploma PLC	1.5

RWS Holdings PLC	1.4

Norma Group SE	1.4

Nomad Foods, Ltd.	1.3

Aalberts NV	1.3

Interpump Group SpA	1.3

Volution Group PLC	1.3

Total	14.2%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

International Small-Cap Fund

May 31, 2021

Endnotes and Additional Disclosures

[1]

MSCI World ex USA Small Cap Index is an unmanaged index of small-cap equity securities in the developed markets, excluding the United States. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 3/31/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

International Small-Cap Fund

May 31, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2020 – May 31, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (12/1/20)	Ending Account Value (5/31/21)	Expenses Paid During Period* (12/1/20 – 5/31/21)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,173.90	$7.59	**	1.40%
Class I	$1,000.00	$1,174.40	$6.23	**	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.00	$7.04	**	1.40%
Class I	$1,000.00	$1,019.20	$5.79	**	1.15%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on November 30, 2020.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Eaton Vance

International Small-Cap Fund

May 31, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 93.8%
Security	Shares	Value

Australia — 5.5%

Bapcor, Ltd.	73,471	$463,305

BlueScope Steel, Ltd.	17,657	288,978

carsales.com, Ltd.	34,706	516,101

Dexus	45,755	367,892

Evolution Mining, Ltd.	58,308	243,178

Magellan Financial Group, Ltd.	5,834	215,337

Northern Star Resources, Ltd.	39,111	352,763

OZ Minerals, Ltd.	19,380	377,834

Regis Resources, Ltd.	90,119	184,103

Steadfast Group, Ltd.	122,838	380,677

Westgold Resources, Ltd.(1)	137,557	241,777

WiseTech Global, Ltd.	32,841	714,703

		$4,346,648

Austria — 1.8%

ams AG(1)	31,120	$612,713

BAWAG Group AG(2)	15,031	828,495

		$1,441,208

Belgium — 2.2%

KBC Ancora(1)	9,347	$434,271

VGP NV	3,840	729,563

Xior Student Housing N.V.	8,894	531,986

		$1,695,820

Canada — 7.8%

ARC Resources, Ltd.	71,174	$547,334

BRP, Inc.	7,318	612,191

CAE, Inc.(1)	17,910	551,510

Granite Real Estate Investment Trust	10,751	724,150

Keyera Corp.	13,621	340,736

Killam Apartment Real Estate Investment Trust	48,216	761,925

Kirkland Lake Gold, Ltd.	5,910	253,904

Lundin Mining Corp.	33,310	353,766

Pan American Silver Corp.	7,390	249,219

Peyto Exploration & Development Corp.	117,951	561,416

Quebecor, Inc., Class B	29,389	796,730

TMX Group, Ltd.	3,519	386,491

		$6,139,372

China — 0.7%

China Meidong Auto Holdings, Ltd.	101,683	$535,870

		$535,870

Security	Shares	Value

Denmark — 0.5%

Topdanmark A/S	7,470	$376,550

		$376,550

Finland — 0.4%

Musti Group Oyj(1)	9,011	$347,895

		$347,895

France — 0.6%

Rubis SCA	10,240	$493,867

		$493,867

Germany — 3.4%

Jenoptik AG	18,758	$553,104

LEG Immobilien SE	4,587	670,675

Norma Group SE	18,569	1,068,342

TeamViewer AG(1)(2)	10,474	413,446

		$2,705,567

Ireland — 0.8%

Irish Residential Properties REIT PLC	317,135	$614,901

		$614,901

Italy — 6.7%

Amplifon SpA	17,520	$832,157

BFF Bank SpA(2)	86,652	812,585

DiaSorin SpA	2,984	526,358

FinecoBank Banca Fineco SpA(1)	29,106	487,501

Interpump Group SpA	18,335	1,045,489

MARR SpA(1)	36,613	911,706

Moncler SpA	9,319	660,479

		$5,276,275

Japan — 22.2%

Asahi Co., Ltd.	18,380	$234,613

Chiba Bank, Ltd. (The)	57,045	361,482

en-japan, Inc.	20,400	712,287

FP Corp.	19,332	741,880

Fukuoka Financial Group, Inc.	21,241	387,167

Itochu Techno-Solutions Corp.	23,719	745,032

J. Front Retailing Co., Ltd.	63,323	620,345

Japan Lifeline Co., Ltd.	28,414	358,296

K’s Holdings Corp.	42,466	502,625

Kewpie Corp.	22,965	523,761

Kose Corp.	2,971	464,443

5	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)

Kuraray Co., Ltd.	61,517	$636,257

Kyoritsu Maintenance Co., Ltd.	14,900	497,865

LaSalle Logiport REIT	303	492,425

Lion Corp.	33,907	591,794

Makita Corp.	6,714	322,756

Mitsui Fudosan Logistics Park, Inc.	95	486,093

Miura Co., Ltd.	15,109	691,931

Morinaga & Co., Ltd.	16,662	512,747

Nabtesco Corp.	19,322	883,110

Nohmi Bosai, Ltd.	37,305	697,293

Nomura Co., Ltd.	78,241	631,142

OSG Corp.	29,628	472,332

Penta-Ocean Construction Co., Ltd.	106,447	749,156

Sakata Seed Corp.	13,973	472,615

Sankyu, Inc.	16,113	696,100

Ship Healthcare Holdings, Inc.	32,190	758,188

Sumco Corp.	37,180	860,148

Tosei Corp.	63,700	603,159

Yamaha Corp.	13,871	829,722

		$17,536,764

Luxembourg — 0.4%

APERAM S.A.	5,572	$309,910

		$309,910

Netherlands — 4.7%

Aalberts NV	18,568	$1,046,321

BE Semiconductor Industries NV	8,265	672,857

Euronext NV(2)	6,524	698,112

IMCD NV	8,225	1,326,966

		$3,744,256

New Zealand — 0.5%

Fisher & Paykel Healthcare Corp., Ltd.	17,782	$383,733

		$383,733

Norway — 0.8%

SpareBank 1 SR-Bank ASA	37,976	$517,669

TGS NOPEC Geophysical Co. ASA	8,129	109,498

		$627,167

Portugal — 0.4%

NOS SGPS S.A.	99,083	$353,297

		$353,297

Security	Shares	Value

Singapore — 1.1%

Frasers Logistics & Commercial Trust	326,458	$352,994

XP Power, Ltd.	6,690	474,706

		$827,700

Spain — 1.6%

Acciona S.A.	2,336	$393,396

Inmobiliaria Colonial Socimi SA	76,655	852,510

		$1,245,906

Sweden — 5.5%

AddTech AB, Class B	53,314	$885,983

Boliden AB	10,513	420,943

Bravida Holding AB(2)	62,339	939,122

Indutrade AB	36,811	966,803

Lagercrantz Group AB, Class B	74,718	843,981

SSAB AB, Class B(1)	57,531	278,228

		$4,335,060

Switzerland — 4.7%

Belimo Holding AG	1,022	$433,455

Bossard Holding AG, Class A	2,599	621,218

Cembra Money Bank AG	3,765	427,356

Galenica AG(2)	10,540	739,968

Logitech International S.A.	5,298	656,139

PolyPeptide Group AG(1)(2)	3,316	278,846

VZ Holding AG	6,740	587,455

		$3,744,437

United Kingdom — 20.6%

Abcam PLC(1)	30,208	$607,035

Avast PLC(2)	138,723	927,252

Bellway PLC	6,538	331,981

Bodycote PLC	38,876	478,056

Cairn Energy PLC	105,594	243,662

Capital & Counties Properties PLC(1)	248,397	609,494

Cranswick PLC	16,479	925,157

Dechra Pharmaceuticals PLC	15,411	899,753

Diploma PLC	28,636	1,172,835

First Derivatives PLC(1)	291	8,673

Games Workshop Group PLC	7,014	1,188,498

Greggs PLC(1)	22,922	810,316

Halma PLC	18,396	679,818

Howden Joinery Group PLC	107,134	1,211,753

JTC PLC(2)	75,468	695,082

6	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)

Judges Scientific PLC	8,721	$779,714

Lancashire Holdings, Ltd.	51,860	463,662

Nomad Foods, Ltd.(1)	34,122	1,046,522

RWS Holdings PLC	122,080	1,107,067

St. James’s Place PLC	38,381	761,196

Volution Group PLC	162,918	1,011,523

Watches of Switzerland Group PLC(1)(2)	29,189	325,589

		$16,284,638

United States — 0.9%

Autoliv, Inc.	6,531	$692,481

		$692,481

Total Common Stocks (identified cost $58,541,228)		$74,059,322

Exchange-Traded Funds — 3.7%
Security	Shares	Value

Equity Funds — 3.7%

iShares MSCI EAFE Small-Cap ETF	7,575	$576,685

iShares MSCI Hong Kong ETF	27,531	773,621

iShares MSCI Singapore ETF	21,547	518,852

iShares S&P/TSX SmallCap Index ETF	20,396	338,006

Vanguard MSCI Australian Small Companies Index ETF	14,531	761,172

Total Exchange-Traded Funds (identified cost $2,497,408)		$2,968,336

Rights — 0.0%
Security	Shares	Value

carsales.com, Ltd., Exp. 07/05/24(1)	4,818	$0

Total Rights (identified cost $0)		$0

Short-Term Investments — 2.2%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	1,736,253	$1,736,253

Total Short-Term Investments (identified cost $1,736,253)		$1,736,253

Total Investments — 99.7% (identified cost $62,774,889)		$78,763,911

Other Assets, Less Liabilities — 0.3%		$197,811

Net Assets — 100.0%		$78,961,722

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2021, the aggregate value of these securities is $6,658,497 or 8.4% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2021.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Industrials	25.7%	$20,279,677

Financials	11.2	8,821,088

Consumer Discretionary	11.0	8,653,775

Information Technology	10.6	8,385,159

Real Estate	9.9	7,797,767

Consumer Staples	6.9	5,448,745

Health Care	6.8	5,384,334

Materials	6.2	4,932,740

Exchange-Traded Funds	3.7	2,968,336

Energy	2.3	1,802,646

Communication Services	2.1	1,666,128

Utilities	1.1	887,263

Short-Term Investments	2.2	1,736,253

Total Investments	99.7%	$78,763,911

7	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	May 31, 2021

Unaffiliated investments, at value (identified cost, $61,038,636)	$77,027,658

Affiliated investment, at value (identified cost, $1,736,253)	1,736,253

Dividends receivable	268,054

Dividends receivable from affiliated investment	66

Receivable for investments sold	25,292

Receivable for Fund shares sold	7,880

Tax reclaims receivable	67,971

Receivable from affiliates	54,473

Total assets	$79,187,647

Liabilities

Payable for Fund shares redeemed	$2,453

Due to custodian — foreign currency, at value (identified cost, $111,290)	111,033

Payable to affiliates:

Investment adviser and administration fee	58,203

Distribution and service fees	155

Trustees’ fees	528

Accrued expenses	53,553

Total liabilities	$225,925

Net Assets	$78,961,722

Sources of Net Assets

Paid-in capital	$62,434,188

Distributable earnings	16,527,534

Total	$78,961,722

Class A Shares

Net Assets	$719,881

Shares Outstanding	44,831

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$16.06

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$17.04

Class I Shares

Net Assets	$78,241,841

Shares Outstanding	4,858,316

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$16.10

On sales of $50,000 or more, the offering price of Class A shares is reduced.

8	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended May 31, 2021

Dividends (net of foreign taxes, $76,271)	$731,502

Dividends from affiliated investment	360

Total investment income	$731,862

Expenses

Investment adviser and administration fee	$276,435

Distribution and service fees

Class A	1,409

Trustees’ fees and expenses	1,651

Custodian fee	26,936

Transfer and dividend disbursing agent fees	3,325

Legal and accounting services	26,137

Printing and postage	7,324

Registration fees	17,692

Miscellaneous	6,749

Total expenses	$367,658

Deduct —

Allocation of expenses to affiliates	$12,423

Total expense reductions	$12,423

Net expenses	$355,235

Net investment income	$376,627

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$3,047,877

Foreign currency transactions	(50,440)

Net realized gain	$2,997,437

Change in unrealized appreciation (depreciation) —

Investments	$6,351,411

Foreign currency	1,540

Net change in unrealized appreciation (depreciation)	$6,352,951

Net realized and unrealized gain	$9,350,388

Net increase in net assets from operations	$9,727,015

9	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020

From operations —

Net investment income	$376,627	$265,857

Net realized gain	2,997,437	248,618

Net change in unrealized appreciation (depreciation)	6,352,951	4,756,968

Net increase in net assets from operations	$9,727,015	$5,271,443

Distributions to shareholders —

Class A	$(11,293)	$(27,626)

Class I	(536,590)	(778,323)

Total distributions to shareholders	$(547,883)	$(805,949)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$13,718	$401,093

Class I	22,867,786	9,494,585

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	11,293	27,626

Class I	536,590	778,323

Cost of shares redeemed

Class A	(890,106)	(832,116)

Class I	(3,202,223)	(7,738,574)

Net increase in net assets from Fund share transactions	$19,337,058	$2,130,937

Net increase in net assets	$28,516,190	$6,596,431

Net Assets

At beginning of period	$50,445,532	$43,849,101

At end of period	$78,961,722	$50,445,532

10	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2021

Financial Highlights

	Class A

	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30,				Period Ended November 30, 2016(1)
			2020	2019	2018	2017

Net asset value — Beginning of period	$13.790		$12.670	$11.790	$13.440	$9.990	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.038		$0.037	$0.131	$0.138	$0.004	$0.169

Net realized and unrealized gain (loss)	2.349		1.287	1.233	(1.329)	3.670	(0.176)

Total income (loss) from operations	$2.387		$1.324	$1.364	$(1.191)	$3.674	$(0.007)

Less Distributions

From net investment income	$(0.117)		$(0.204)	$(0.096)	$(0.202)	$(0.224)	$(0.003)

From net realized gain	—		—	(0.388)	(0.257)	—	—

Total distributions	$(0.117)		$(0.204)	$(0.484)	$(0.459)	$(0.224)	$(0.003)

Net asset value — End of period	$16.060		$13.790	$12.670	$11.790	$13.440	$9.990

Total Return(3)(4)	17.39	%(5)	10.54%	12.37%	(9.22)%	37.57%	(0.07	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$720		$1,417	$1,717	$1,511	$349	$10

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.40	%(6)	1.40%	1.40%	1.40%	1.40%	1.40	%(6)

Net investment income	0.52	%(6)	0.30%	1.12%	1.05%	0.03%	1.76	%(6)

Portfolio Turnover	30	%(5)	61%	70%	65%	65%	78	%(5)

(1)	For the period from the start of business, December 16, 2015, to November 30, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.04%, 0.16%, 0.21%, 0.26%, 0.97% and 1.59% of average daily net assets for the six months ended May 31, 2021, the years ended November 30, 2020, 2019, 2018 and 2017 and the period from the start of business, December 16, 2015, to November 30, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2021

Financial Highlights — continued

	Class I

	Six Months Ended May 31, 2021 (Unaudited)		Year Ended November 30,				Period Ended November 30, 2016(1)
			2020	2019	2018	2017

Net asset value — Beginning of period	$13.850		$12.720	$11.840	$13.470	$10.010	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.093		$0.074	$0.161	$0.143	$0.087	$0.194

Net realized and unrealized gain (loss)	2.308		1.289	1.242	(1.311)	3.622	(0.180)

Total income (loss) from operations	$2.401		$1.363	$1.403	$(1.168)	$3.709	$0.014

Less Distributions

From net investment income	$(0.151)		$(0.233)	$(0.135)	$(0.205)	$(0.249)	$(0.004)

From net realized gain	—		—	(0.388)	(0.257)	—	—

Total distributions	$(0.151)		$(0.233)	$(0.523)	$(0.462)	$(0.249)	$(0.004)

Net asset value — End of period	$16.100		$13.850	$12.720	$11.840	$13.470	$10.010

Total Return(3)(4)	17.44	%(5)	10.82%	12.73%	(9.03)%	37.94%	0.14	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$78,242		$49,028	$42,132	$31,389	$15,483	$10,003

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.15	%(6)	1.15%	1.15%	1.15%	1.15%	1.15	%(6)

Net investment income	1.23	%(6)	0.61%	1.37%	1.08%	0.75%	2.01	%(6)

Portfolio Turnover	30	%(5)	61%	70%	65%	65%	78	%(5)

(1)	For the period from the start of business, December 16, 2015, to November 30, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.04%, 0.16%, 0.21%, 0.26%, 0.97% and 1.59% of average daily net assets for the six months ended May 31, 2021, the years ended November 30, 2020, 2019, 2018 and 2017 and the period from the start of business, December 16, 2015, to November 30, 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

International Small-Cap Fund

May 31, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance International Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of May 31, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

13

Eaton Vance

International Small-Cap Fund

May 31, 2021

Notes to Financial Statements (Unaudited) — continued

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to May 31, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At November 30, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $2,414,075 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at November 30, 2020, $1,539,218 are short-term and $874,857 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$63,201,232

Gross unrealized appreciation	$16,404,707

Gross unrealized depreciation	(842,028)

Net unrealized appreciation	$15,562,679

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory and administrative agreement (the “New Agreement”) with EVM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory and administrative agreement with EVM in effect prior to March 1, 2021), the fee is computed at an annual rate of 0.900% of the Fund’s average daily net assets up to

14

Eaton Vance

International Small-Cap Fund

May 31, 2021

Notes to Financial Statements (Unaudited) — continued

$500 million, 0.850% of $500 million but less than $1 billion, 0.825% of $1 billion but less than $2.5 billion, 0.800% of $2.5 billion but less than $5 billion and 0.780% of average daily net assets of $5 billion and over, and is payable monthly. For the six months ended May 31, 2021, the investment adviser and administration fee amounted to $276,435 or 0.90% (annualized) of the Fund’s average daily net assets.

Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM and, effective March 1, 2021, an indirect wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, EVM entered into a new sub-advisory agreement with EVAIL, which took effect on March 1, 2021. EVM pays EVAIL a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. EVAIL uses the portfolio management, research and other resources of its affiliate, Eaton Vance Global Advisors Limited (EVGA), in rendering investment advisory services to the Fund. EVGA has entered into a Memorandum of Understanding with EVAIL pursuant to which EVGA is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40% and 1.15% of the Fund’s average daily net assets for Class A and Class I, respectively, through March 31, 2022. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM and EVAIL were allocated $12,423 in total of the Fund’s operating expenses for the six months ended May 31, 2021.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended May 31, 2021, EVM earned $730 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received no sales charges on sales of Class A shares for the six months ended May 31, 2021. EVD received distribution and service fees from Class A shares (see Note 4).

During the six months ended May 31, 2021, EVM agreed to reimburse the Fund $46,539 for a net realized loss due to a trading error in the period, which is included in Receivable from affiliates on the Statement of Assets and Liabilities. The impact of the reimbursement was approximately $0.01 per share for each class and had no significant impact on total return.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended May 31, 2021 amounted to $1,409 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended May 31, 2021, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $35,708,612 and $18,086,978, respectively, for the six months ended May 31, 2021.

15

Eaton Vance

International Small-Cap Fund

May 31, 2021

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020

Sales	920	34,004

Issued to shareholders electing to receive payments of distributions in Fund shares	770	2,120

Redemptions	(59,630)	(68,875)

Net decrease	(57,940)	(32,751)

Class I	Six Months Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020

Sales	1,493,473	802,419

Issued to shareholders electing to receive payments of distributions in Fund shares	36,528	59,687

Redemptions	(212,586)	(634,037)

Net increase	1,317,415	228,069

At May 31, 2021, EVM, an Eaton Vance collective investment trust and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 83.7% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended May 31, 2021.

9  Investments in Affiliated Funds

At May 31, 2021, the value of the Fund’s investment in affiliated funds was $1,736,253, which represents 2.2% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended May 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$338,387	$29,933,738	$(28,535,872)	$—	$—	$1,736,253	$360	1,736,253

16

Eaton Vance

International Small-Cap Fund

May 31, 2021

Notes to Financial Statements (Unaudited) — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Asia/Pacific	$—	$23,630,715		$—	$23,630,715

Developed Europe	1,325,368	42,271,386		—	43,596,754

North America	6,831,853	—		—	6,831,853

Total Common Stocks	$8,157,221	$65,902,101	*	$—	$74,059,322

Exchange-Traded Funds	$2,207,164	$761,172		$—	$2,968,336

Rights	0	—		—	0

Short-Term Investments	—	1,736,253		—	1,736,253

Total Investments	$10,364,385	$68,399,526		$—	$78,763,911

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

11 Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

17

Eaton Vance

International Small-Cap Fund

May 31, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance International Small-Cap Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on February 18, 2021 for the following purposes: (1) to approve a new investment advisory and administrative agreement with Eaton Vance Management to serve as the Fund’s investment adviser and administrator (“Proposal 1”); and (2) to approve a new investment sub-advisory agreement with Eaton Vance Advisers International Ltd. to serve as the Fund’s investment sub-adviser (“Proposal 2”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	3,058,639.226	195.180	71.741	0

Proposal 2	3,058,639.226	195.180	71.741	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

18

Eaton Vance

International Small-Cap Fund

May 31, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President and Chief Legal Officer

Kimberly M. Roessiger

Secretary

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

George J. Gorman

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

Valerie A. Mosley

William H. Park

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

19

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

20

Eaton Vance Funds

Privacy Notice — continued	April 2021

Page 2

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

21

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

22

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22294    5.31.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	July 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 22, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	July 22, 2021